Financial instruments - Notional, Average Contract Rates and Maturities (Details) € in Thousands, £ in Thousands, kr in Thousands, $ in Thousands, $ in Thousands	Sep. 30, 2019 CAD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2019 EUR (€)	Sep. 30, 2019 SEK (kr)	Sep. 30, 2019 GBP (£)	Sep. 30, 2018 CAD ($)
USD/INR
Disclosure of detailed information about hedges [line items]
Notional amount		$ 130,070
USD/INR | Less than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	7207.00%	7207.00%	7207.00%	7207.00%	7207.00%
USD/INR | More than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	7774.00%	7774.00%	7774.00%	7774.00%	7774.00%
CAD/INR
Disclosure of detailed information about hedges [line items]
Notional amount	$ 300,226
CAD/INR | Less than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	5736.00%	5736.00%	5736.00%	5736.00%	5736.00%
CAD/INR | More than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	6046.00%	6046.00%	6046.00%	6046.00%	6046.00%
EUR/INR
Disclosure of detailed information about hedges [line items]
Notional amount | €			€ 107,386
EUR/INR | Less than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	8806.00%	8806.00%	8806.00%	8806.00%	8806.00%
EUR/INR | More than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	9543.00%	9543.00%	9543.00%	9543.00%	9543.00%
GBP/INR
Disclosure of detailed information about hedges [line items]
Notional amount | £					£ 86,669
GBP/INR | Less than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	9630.00%	9630.00%	9630.00%	9630.00%	9630.00%
GBP/INR | More than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	10448.00%	10448.00%	10448.00%	10448.00%	10448.00%
SEK/INR
Disclosure of detailed information about hedges [line items]
Notional amount | kr				kr 255,236
SEK/INR | Less than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	835.00%	835.00%	835.00%	835.00%	835.00%
SEK/INR | More than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	888.00%	888.00%	888.00%	888.00%	888.00%
EUR/GBP
Disclosure of detailed information about hedges [line items]
Notional amount | €			€ 49,442
EUR/GBP | Less than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	89.00%	89.00%	89.00%	89.00%	89.00%
EUR/GBP | More than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	91.00%	91.00%	91.00%	91.00%	91.00%
EUR/MAD
Disclosure of detailed information about hedges [line items]
Notional amount | €			€ 65,714
EUR/MAD | Less than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	1117.00%	1117.00%	1117.00%	1117.00%	1117.00%
EUR/MAD | More than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	1191.00%	1191.00%	1191.00%	1191.00%	1191.00%
EUR/CZK
Disclosure of detailed information about hedges [line items]
Notional amount | €			€ 24,991
EUR/CZK | Less than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	2595.00%	2595.00%	2595.00%	2595.00%	2595.00%
EUR/CZK | More than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	2650.00%	2650.00%	2650.00%	2650.00%	2650.00%
EUR/SEK
Disclosure of detailed information about hedges [line items]
Notional amount | €			€ 43,298
EUR/SEK | Less than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	1035.00%	1035.00%	1035.00%	1035.00%	1035.00%
EUR/SEK | More than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	1056.00%	1056.00%	1056.00%	1056.00%	1056.00%
Others
Disclosure of detailed information about hedges [line items]
Notional amount	$ 57,239
At fair value
Disclosure of detailed information about hedges [line items]
Hedging instrument, assets	47,186					$ (37,922)
At fair value | USD/INR
Disclosure of detailed information about hedges [line items]
Hedging instrument, assets	1,498					(8,727)
At fair value | CAD/INR
Disclosure of detailed information about hedges [line items]
Hedging instrument, assets	11,687					(8,258)
At fair value | EUR/INR
Disclosure of detailed information about hedges [line items]
Hedging instrument, assets	14,985					(7,445)
At fair value | GBP/INR
Disclosure of detailed information about hedges [line items]
Hedging instrument, assets	11,929					(6,221)
At fair value | SEK/INR
Disclosure of detailed information about hedges [line items]
Hedging instrument, assets	3,945					(488)
At fair value | EUR/GBP
Disclosure of detailed information about hedges [line items]
Hedged item, liabilities	(311)					(2,788)
At fair value | EUR/MAD
Disclosure of detailed information about hedges [line items]
Hedging instrument, assets	4,416					(2,879)
At fair value | EUR/CZK
Disclosure of detailed information about hedges [line items]
Hedging instrument, assets	243					4
At fair value | EUR/SEK
Disclosure of detailed information about hedges [line items]
Hedged item, liabilities	(1,828)					(752)
At fair value | Others
Disclosure of detailed information about hedges [line items]
Hedging instrument, assets	$ 622					$ (368)